Income Tax (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Income Tax Rate Reconciliation

	Year Ended	Year Ended
	December 31,	December 31,
	2024	2023
Income tax benefit computed at the statutory rate	$965,000	$1,291,000
Tax effect of:
True-up and non-deductible expenses	(422,000)	1,952,000
Change in valuation allowance	(543,000)	(3,243,000)
Provision for income taxes	$–	$–

Schedule of Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets and liabilities after applying enacted corporate income tax rates are as follows:

	As of	As of
	December 31,	December 31,
	2024	2023
Deferred income tax assets
Net operating losses	$4,069,000	$3,525,000
Valuation allowance	(4,069,000)	(3,525,000)
Net deferred income tax assets	$–	$–